Guarantees, commitments and risks - Offsetting of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
Guarantees, commitments and risks
Gross amount of financial liabilities	€ 28,415	€ 23,331
Gross amount of financial assets subject to offsetting	2,706	1,611
Net amount of financial liabilities	25,709	21,720
Other current liabilities
Guarantees, commitments and risks
Gross amount of financial liabilities	18,336	22,913
Gross amount of financial assets subject to offsetting	5,863	7,157
Net amount of financial liabilities	12,473	15,756
Other non-current liabilities
Guarantees, commitments and risks
Gross amount of financial liabilities	3,234	2,248
Gross amount of financial assets subject to offsetting		2
Net amount of financial liabilities	3,234	2,246
Trade and other receivables
Guarantees, commitments and risks
Gross amount of financial assets	23,546	20,461
Gross amount of financial liabilities subject to offsetting	2,706	1,611
Net amount of financial assets	20,840	18,850
Other current assets
Guarantees, commitments and risks
Gross amount of financial assets	18,684	20,791
Gross amount of financial liabilities subject to offsetting	5,863	7,157
Net amount of financial assets	12,821	13,634
Other non-current assets
Guarantees, commitments and risks
Gross amount of financial assets	2,236	1,031
Gross amount of financial liabilities subject to offsetting		2
Net amount of financial assets	€ 2,236	€ 1,029